Fair Value of Financial Instruments - Summary of Level 3 Fair Value Measurement Activity (Detail) - Investment Securities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	$ 10,175	$ 9,410
Total gains (losses), realized/unrealized:
Included in earnings	5	3
Included in accumulated other comprehensive income	(329)	762
Balance, end of year	$ 9,851	$ 10,175